Income (Loss) Per Share	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Income (Loss) Per Share	Income (Loss) per Share

Accounting Policy

The Company calculates basic earnings (loss) per share by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted earnings per share (loss) is determined by adjusting profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, for the effects of all dilutive potential common shares, which comprise of RSUs, DSUs, warrants and share options issued, using the treasury share method.

The following is a reconciliation of basic income (loss) per share:

	Years ended March 31,
	2026	2025
	$	$
Net income (loss) from continuing operations attributable to Aurora shareholders	($58,619)	$27,050
Net income (loss) from discontinued operations attributable to Aurora shareholders	($63,141)	($24,782)
Net income (loss) attributable to Aurora shareholders	($121,760)	$2,268

Weighted average number of Common Shares outstanding	56,713,750	54,832,794

Basic income (loss) per share, continuing operations	($1.03)	$0.49
Basic income (loss) per share, discontinued operations	($1.11)	($0.45)
Basic income (loss) per share	($2.14)	$0.04

The following is a reconciliation of diluted income (loss) per share:

	Years ended March 31,
	2026(1)	2025
	$	$
Net income (loss) from continuing operations attributable to Aurora shareholders	($58,619)	$27,050
Net income (loss) from discontinued operations attributable to Aurora shareholders	($63,141)	$(24,782)
Net income (loss) attributable to Aurora shareholders	($121,760)	$2,268

Weighted average number of Common Shares outstanding	56,713,750	54,832,794

Dilutive shares outstanding (1)
RSUs	468,954	414,047
PSUs	90,947	320,164
DSUs	28,555	56,755
	588,456	790,966

Weighted average dilutive Common Shares	57,302,206	55,623,760

Diluted income (loss) per share, continuing operations(1)	($1.03)	$0.49
Diluted income (loss) per share, discontinued operations(1)	($1.11)	($0.45)
Diluted income (loss) per share	($2.14)	$0.04
(1)Diluted earnings per share is not applicable when the impact will decrease loss per share or increase earnings per share.